Inventories, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventories

	September 30, 2021	December 31, 2020
Raw materials	$1,255	$781
Growing crops	2,932	2,606
Finished goods	—	—
Total inventories, net	$4,187	$3,387
Inventories, net consisted of the following at December 31, 2020:

Finished goods	$—
Raw materials	781
Growing crops	2,606
Total inventories, net	$3,387